Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Canada | Government of Canada
Total			$ 200,000			$ 200,000
Canada | Government of Nunavut
Total			5,630,000			5,630,000
Colombia | Community of San Roque
Total	$ 120,000				$ 3,640,000	3,760,000
Colombia | Government of Colombia, Environmental National Fund
Total			120,000			120,000
Colombia | Government of Colombia, National Police
Total					340,000	340,000
Mali | Community of Kenieba
Total			390,000		770,000	1,160,000
Mali | Government of Mali, Customs Department
Total			72,060,000			72,060,000
Mali | Government of Mali, Land Department
Total		$ 40,390,000		$ 37,940,000		78,330,000
Mali | Government of Mali, Tax Department of Major Enterprises
Total	193,770,000	34,240,000	22,720,000	$ 107,590,000		358,320,000
Mali | Government of Mali, Trade Department
Total			330,000			330,000
Namibia | Government of Namibia, Ministry of Mines and Energy
Total		13,700,000				13,700,000
Namibia | Government of Namibia, Ministry of Finance Customs & Excise
Total		4,660,000	270,000			4,930,000
Namibia | Government of Namibia, Ministry of Finance Receiver of Revenue
Total	103,160,000					103,160,000
Namibia | Government of Namibia, Ministry of Education, Arts & Culture
Total					250,000	250,000
Namibia | Government of Namibia, Ministry of Health and Social Services
Total					320,000	320,000
Namibia | Government of Namibia, Ministry of Urban and Rural Development
Total					280,000	280,000
Philippines | Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau
Total					3,410,000	3,410,000
Philippines | Puro Barangay
Total	120,000				$ 440,000	560,000
Philippines | Municipality of Aroroy, Municipal Treasurer of Aroroy
Total	3,110,000		10,000			3,120,000
Philippines | City of Makati, City Treasury of Makati
Total	140,000					140,000
Philippines | Government of Philippines, Bureau of Customs
Total	620,000		90,000			710,000
Philippines | Government of Philippines, Bureau of Internal Revenue
Total	29,350,000	$ 17,570,000	$ 540,000			47,460,000
Philippines | Province of Masbate, Provincial Treasurer of Masbate
Total	$ 870,000					$ 870,000